Subsequent Events - Additional Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		208 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 05, 2014 Subsequent Event [Member]	Jan. 24, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period				150,000
Proceeds From Stock Options Exercised	$ 0	$ 0	$ 51	$ 52,500
Non Executive Compensation					1,500
Increase Decrease In Non Executive Compensation					$ 2,000
Exercise price per common share				$ 0.35